Acquisitions (Details) - Schedule of proforma combined results of operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of proforma combined results of operations [Abstract]
Net sales	$ 4,454,886	$ 4,892,708	$ 18,477,166	$ 18,495,670
Net income (loss)	$ (3,271,868)	$ (81,141)	$ (12,121,307)	$ (7,424,046)
Earnings (loss) per share, basic and diluted (in Dollars per share)	$ (0.82)	$ (0.01)	$ (0.9)	$ (1.23)
Weighted average shares outstanding, basic and diluted (in Shares)	20,287,679	13,805,000	13,397,034	6,031,685